Equipment Deposit (Tables)	6 Months Ended
Jun. 30, 2025
Equipment Deposit [Abstract]
Schedule of Equipment Deposit
	Group
	June 30 2025	December 31 2024
	US$	US$
Carrying value as at beginning of period	29,260,847	29,260,847
Addition during the period	-	-
Carrying value as at end of period	29,260,847	29,260,847